PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Mar. 31, 2022
SCHEDULE OF PROPERTY PLANT AND EQUIPMENT

	Furniture and fixtures	Office equipment	Leasehold improvements	Total
	USD	USD	USD	USD
At 31 March 2022:
Cost:
At 1 April 2021	24,747	436,339	2,184,739	2,645,825
Adjustment for foreign exchange	(107)	(5,169)	(7,021)	(12,297)
Additions	-	77,426	230,510	307,936
Disposal	(12,989)	(13,382)	(2,136,597)	(2,162,968)
At 31 March 2022	11,651	495,214	271,631	778,496
Depreciation:
At 1 April 2021	(13,092)	(211,523)	(1,947,698)	(2,172,313)
Adjustment for foreign exchange	81	4,159	4,136	8,376
Charge for the period	(2,782)	(94,828)	(165,797)	(263,407)
Disposal	6,278	13,382	2,055,497	2,075,157
At 31 March 2022	(9,515)	(288,810)	(53,862)	(352,187)
Net carrying amount:
At 31 March 2022	2,136	206,404	217,769	426,309

At 31 March 2021:
Cost:
At 1 April 2020	74,300	376,027	2,146,236	2,596,563
Adjustment for foreign exchange	(1,037)	(2,338)	(5,458)	(8,833)
Reclassification (note 11)	-	60,378	-	60,378
Additions	-	5,782	43,961	49,743
Disposal	(48,516)	(3,510)	-	(52,026)
At 31 March 2021	24,747	436,339	2,184,739	2,645,825
Depreciation:
At 1 April 2020	(16,733)	(126,394)	(1,233,715)	(1,376,842)
Adjustment for foreign exchange	276	897	5,227	6,400
Charge for the period	(6,062)	(88,462)	(723,073)	(817,597)
Disposal	9,427	2,436	3,863	15,726
At 31 March 2021	(13,092)	(211,523)	(1,947,698)	(2,172,313)
Net carrying amount:
At 31 March 2021	11,655	224,816	237,041	473,512